Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Summary of investment properties

RMB’000
As at 1 January 2019
Cost	594,135
Accumulated depreciation	(217,396)

Net book amount	376,739

Year ended 31 December 2019
Opening net book amount	376,739
Transferred from property plant and equipment (Note 17)	12,347
Transferred to property plant and equipment (Note 17)	(6,924)
Charge for the year	(14,694)

Closing net book amount	367,468

As at 31 December 2019
Cost	602,659
Accumulated depreciation	(235,191)

Net book amount	367,468

Year ended 31 December 2020
Opening net book amount	367,468
Transferred from property plant and equipment (Note 17)	15,302
Charge for the year	(15,184)

Closing net book amount	367,586

As at 31 December 2020
Cost	627,488
Accumulated depreciation	(259,902)

Net book amount	367,586

Summary of minimum lease payments receivable on leases of investment properties

	2019 RMB’000	2020 RMB’000
Within 1 year	43,322	51,396
Between 1 and 2 years	1,517	4,343
Above 2 years	—	629